SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended				2 Months Ended		12 Months Ended
	Sep. 13, 2021 USD ($) Days $ / shares shares	Oct. 21, 2021 CAD ($) Days $ / shares shares	Oct. 21, 2021 USD ($) Days $ / shares shares	Sep. 27, 2021 USD ($) Days $ / shares shares	Aug. 28, 2020 CAD ($)	Aug. 31, 2020 CAD ($) Share $ / shares shares	Aug. 31, 2020 USD ($) Share shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Oct. 14, 2021 CAD ($) $ / shares shares	Oct. 14, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Exercise price of warrants								$ 0.10		$ 0.05
Number of shares issued | shares								5,885,000	5,885,000	500,000	500,000
Amount issued upon exercise of options and warrants | $									$ 323
Amount issued for stock options exercised | $											$ 19	$ 19
Proceeds from exercise of options | $											35
Number of shares issued on conversion of convertible notes | shares						1,000,000	1,000,000
Amount repaid					$ 400				$ 0		$ 0	$ 311
Amount issued upon conversion of debt						$ 100	$ 94
Debt instruments convertible conversion price						$ 0.10
Warrants issued						1,000,000	1,000,000		71,314,274	1,000,000	1,000,000
Accrued interest | $					$ 99
Interest and accretion expense for convertible notes | $										$ 72
Manex Resource Group Inc. [Member]
Disclosure of classes of share capital [line items]
Outstanding commitments made by entity, related party transactions													$ 33	$ 27
Par value per share													$ 0.0825
Number of shares issued | shares													403,665	403,665
Non Brokered Private Placement [Member] | First Tranche [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $	$ 1,566
Number of units issued | shares	26,105,833
Units issued, price per unit	$ 0.06
Exercise price of warrants	0.10
Minimum weighted average trading price of common shares	$ 0.30
Number of consecutive trading days | Days	10
Number of finders warrants issued | shares	382,900
Term of warrants granted	three years
Payments for share issue costs | $	$ 23
Exercise price of warrants exercisable	$ 0.10
Term of warrants exercisable	3 years
Non Brokered Private Placement [Member] | Second Tranche [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $				$ 772
Number of units issued | shares				12,863,669
Units issued, price per unit				$ 0.06
Exercise price of warrants				0.10
Minimum weighted average trading price of common shares				$ 0.30
Number of consecutive trading days | Days				10
Number of finders warrants issued | shares				289,240
Term of warrants granted				three years
Payments for share issue costs | $				$ 17
Exercise price of warrants exercisable				$ 0.10
Term of warrants exercisable				3 years
Non Brokered Private Placement [Member] | Third And Final Tranche [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares		$ 2,237	$ 1,790
Number of units issued | shares		29,832,834	29,832,834
Units issued, price per unit | (per share)		$ 0.075	$ 0.06
Exercise price of warrants			0.10
Minimum weighted average trading price of common shares			$ 0.30
Number of consecutive trading days | Days		10	10
Number of finders warrants issued | shares		1,839,798	1,839,798
Term of warrants granted		three years	three years
Payments for share issue costs | $			$ 110
Exercise price of warrants exercisable			$ 0.10
Term of warrants exercisable		3 years	3 years
Non Brokered Private Placement [Member] | First And Second Tranche [Member]
Disclosure of classes of share capital [line items]
Number of units sold to related parties | shares									1,566,668
Private Placement [Member] | First And Second Tranche [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares		$ 5,160	$ 4,128